WCM Quality Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.7%
	COMMUNICATIONS — 5.9%
4,210	Comcast Corp. - Class A	$182,503
5,508	Verizon Communications, Inc.	231,116
		413,619
	CONSUMER DISCRETIONARY — 2.5%
464	Home Depot, Inc.	177,990
	CONSUMER STAPLES — 15.4%
698	Clorox Co.	106,871
2,496	Coca-Cola Co.	152,705
1,688	Coca-Cola Femsa S.A.B. de C.V. - ADR	164,074
723	Hershey Co.	140,623
624	PepsiCo, Inc.	109,206
1,063	Procter & Gamble Co.	172,472
4,520	Unilever PLC - ADR	226,859
		1,072,810
	ENERGY — 11.2%
1,175	Chevron Corp.	185,344
2,001	Devon Energy Corp.	100,410
1,676	Exxon Mobil Corp.	194,818
978	Phillips 66	159,747
2,083	TotalEnergies S.E. - ADR	143,373
		783,692
	FINANCIALS — 9.1%
2,000	Cullen/Frost Bankers, Inc.	225,140
1,100	JPMorgan Chase & Co.	220,330
1,541	T. Rowe Price Group, Inc.	187,879
		633,349
	HEALTH CARE — 15.4%
801	Amgen, Inc.	227,741
1,311	Johnson & Johnson	207,387
1,882	Medtronic PLC	164,016
1,637	Merck & Co., Inc.	216,002
5,379	Pfizer, Inc.	149,267
221	UnitedHealth Group, Inc.	109,329
		1,073,742
	INDUSTRIALS — 15.0%
865	General Dynamics Corp.	244,354
393	Lockheed Martin Corp.	178,764
1,760	MSC Industrial Direct Co., Inc. - Class A	170,790

WCM Quality Dividend Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,959	Robert Half, Inc.	$155,310
697	Union Pacific Corp.	171,413
851	United Parcel Service, Inc. - Class B	126,484
		1,047,115
	REAL ESTATE — 2.0%
2,517	Realty Income Corp. - REIT	136,170
	TECHNOLOGY — 9.8%
3,284	Cisco Systems, Inc.	163,904
416	Microsoft Corp.	175,020
1,354	Skyworks Solutions, Inc.	146,665
1,148	Texas Instruments, Inc.	199,993
		685,582
	UTILITIES — 5.4%
1,951	Entergy Corp.	206,182
2,519	Public Service Enterprise Group, Inc.	168,219
		374,401
	TOTAL COMMON STOCKS
	(Cost $5,984,249)	6,398,470

Principal Amount
	BANK DEPOSIT INVESTMENTS — 5.9%
$413,258	UMB Bank, Money Market Special II, 5.18%[1]	413,258
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $413,258)	413,258
	TOTAL INVESTMENTS — 97.6%
	(Cost $6,397,507)	6,811,728
	Other Assets in Excess of Liabilities — 2.4%	169,773
	TOTAL NET ASSETS — 100.0%	$6,981,501

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.